SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to December 31, 2023, through the date of this report and have determined that the Company does not have any material subsequent events to disclose in these unaudited condensed consolidated financial statements.